Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Jul. 31, 2012
Document And Entity Information
Entity Registrant Name	PLASTER CASTER INC.
Entity Central Index Key	0001498286
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		678,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Dec. 31, 2011	Jun. 30, 2012 Unaudited
CURRENT
Cash	$ 9,641	$ 49
Subscription receivable
TOTAL CURRENT ASSETS	9,641	49
FIXED - AT COST
Computer equipment	1,167	1,167
Less: Accumulated depreciation	(19)	(135)
TOTAL FIXED ASSETS	1,148	1,032
TOTAL ASSETS	10,789	1,081
LIABILITIES
Accounts payable	2,800	2,750
Due to shareholder	950	300
TOTAL LIABILITIES	3,750	3,050
STOCKHOLDER EQUITY
Commons shares, no par value, authorized - 5,000,000- issued and outstanding -681,850 (December 31, 2011 - 669,850)	17,485	18,685
RETAINED EARNINGS(DEFICIT)	(10,446)	(20,654)
TOTAL STOCKHOLDER EQUITY	7,039	(1,969)
TOTAL LIABILITIES AND STOCKHOLDER EQUITY	$ 10,789	$ 1,081

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jun. 30, 2012 Unaudited
Commons shares, par value	$ 0	$ 0
Commons shares, authorized	5,000,000	5,000,000
Commons shares, issued and outstanding	669,850	681,850

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		62 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
REVENUE
EXPENSES
General and administrative	2,042	2,100	10,208	2,100	20,654
Total Expenses	2,042	2,100	10,208	2,100	20,654
NET INCOME(LOSS)	$ (2,042)	$ (2,100)	$ (10,208)	$ (2,100)	$ (20,654)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	670,048	500,000	669,949	500,000
NET INCOME(LOSS) PER SHARE	$ 0	$ 0	$ (0.02)	$ 0

Shareholders Equity (Unaudited) (USD $)	Common Stock Shares	Common Stock Amount	Accumulated Deficit	Total
Balance - December 31, 2009 at Dec. 30, 2009
Common shares issued for cash	$ 500,000	$ 500		$ 500
Net loss - December 31, 2010			(2,032)	(2,032)
Balance - December 31, 2010	500,000	500	(2,032)	(1,532)
Common shares issued for cash	169,850	16,985		16,985
Net loss - December 31, 2011			(8,414)	(8,414)
Balance - December 31, 2011	669,850	17,485	(10,446)	7,039
Common shares issued for cash	12,000	1,200		1,200
Net loss - June 30, 2012			$ (10,208)	$ (10,208)
Balance - June 30, 2012 at Jun. 30, 2012	681,850	18,685	(20,654)	(1,969)

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		62 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income(loss)	$ (10,208)	$ (2,100)	$ (20,654)
Adjustment to reconcile net loss to net cash used in operating activities:
Issuance of common stock for services and expenses			500
Depreciation	116		135
Changes in operating assets and liabilities:
Accrued expenses		2,100
Accounts payable	(50)		2,750
Net cash used in operating activities	(10,142)		(17,269)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from an officer	(650)		300
Issuance of common stock	1,200		18,185
Net cash provided by financing activities	550		18,485
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of computer equipment			(1,167)
Net cash used in investing activities			(1,167)
INCREASE (DECREASE) IN CASH	(9,592)		49
CASH, Beginning of year	9,641	18
CASH, End of year	49	18	49
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest paid
Income taxes paid

Organization and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies

Note 1 - Organization and Summary of Significant Accounting Policies:

Organization:

PLASTER CASTER INC. (the “Company”) was organized in the State of Michigan on April 19, 2007.  The Company’s primary business activity is to acquire or commence a commercially viable operation

The Company’s fiscal year end is December 31.

Basis of Presentation – Development Stage Company:

The Company has not earned any revenues from limited principal operations.  Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Enterprise” as set forth in Accounting Standards Codification No. 915 “Development Stage Entities”(“ASC 915”).  Among the disclosures required by ASC 915 are that the Company’s financial statements be identified as those of a development stage company, and that the statements of operations, stockholders’ equity (deficit) and cash flows disclose activity since the date of the Company’s inception.

Basis of Accounting:

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States.  In the opinion of management, these interim financial statements include all items that are necessary in order to make them not misleading. The financial statements have, in management's opinion, been properly prepared within the framework of the significant accounting policies summarized below:

Cash and Cash Equivalents:

The Company considers all highly liquid debt instruments, purchased with an original maturity of three months or less, to be cash equivalents.

Use of Estimates:

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America. Because a precise determination of assets and liabilities, and correspondingly revenues and expenses, depends on future events, the preparation of financial statements for any period necessarily involves the use of estimates and assumption an example being assumptions in valuation of stock options. Actual amounts may differ from these estimates. These financial statements have, in management's opinion, been properly prepared within reasonable limits of materiality and within the framework of the accounting policies summarized below.

Computer Equipment:

Computer equipment is recorded at cost. Depreciation is provided on a straight-line basis over the estimated useful life of the asset.

Net Loss Per Share:

Net loss per share is based on the weighted average number of common shares and common shares equivalents outstanding during the period.

Other Comprehensive Income:

The Company has no material components of other comprehensive income (loss), and accordingly, net income(loss) is equal to comprehensive loss in all periods.

Stock-Based Compensation

In December 2004, Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123 (R)). SFAS 123 (R) requires companies to recognize compensation cost for employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. The Company adopted the provisions of SFAS 123 (R) on January 1, 2005 using the "modified prospective" application method of adoption which requires the Company to record compensation cost related to unvested stock awards as of January 1, 2005 by recognizing the unamortized grant date fair value of these awards over the remaining service periods of those awards with no change in historical reported earnings. The adoption of this standard did not affect the financial statements for the six months ended June 30, 2012.

As of June 30, 2012 there was $Nil of unrecognized expense related to non-vested stock-based compensation arrangements granted and no stock based compensation.

Going Concern	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 2 – Going Concern:

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  As of June 30, 2012 Plaster Caster, Inc. has had no significant operations.  As of June 30, 2012, the Company has not emerged from the development stage.   In view of  these  matters,  the  Company’s  ability  to  continue  as  a  going concern  is dependent  upon the Company’s ability to commence a commercially viable operation and  to achieve  a  level  of  profitability.   The  Company  intends  on  financing its  future  development activities and its working capital needs largely from the sale of public equity securities with some additional funding from other traditional financing sources, including term notes until such time that  funds provided by operations  are  sufficient  to fund  working capital  requirements.  The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Federal Income Taxes	6 Months Ended
Jun. 30, 2012
Schedule of Investments [Abstract]
Federal Income Taxes

Note 3 – Federal Income Taxes:

The Financial Accounting Standards Board (FASB) has issued Statement of Financial Accounting Standards Number 109 (“SFAS 109”), which requires a change from the deferred method to the asset and liability method of accounting for income taxes.  Under the asset and liability method, deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

Deferred  income  taxes  reflect  the  net  tax  effects  of  temporary differences  between the carrying amounts of assets and liabilities for financial  statement  purposes  and the  amounts  used for  income  tax purposes.   Significant   components of  the  Company's  deferred  tax liabilities and assets as of June 30, 2012 are as follows:

Deferred tax assets:
Federal and state net operating loss	$20,154
Equity instruments issued for compensation	500

Total deferred tax assets	20,654
Less valuation allowance	(20,654)
$—

Related Party Transaction	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transaction

Note 4 – Related Party Transaction:

The majority shareholder has advanced money, as necessary, for the purposes of operating cash flows.  The advances have not been formalized by notes, but are considered payable on demand.  There are no repayment terms or interest rates.  Amounts due as of June 30, 2012 are $300.

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities that become available.  They may face a conflict in selecting between the Company and other business interests. The Company has not formulated a policy for the resolution of such conflicts.

The Company has little need for office space, therefore, does not own or lease property or lease office space.  The  office  space  used  by  the  Company  was  arranged  by  the  founder  of  the Company to use at no charge.  Management will assess the valuation of the utilized space at such time that the activities and utilization of the facilities become material.

The above terms and amounts are not necessarily indicative of the terms and amounts that would have been incurred had comparable transactions been entered into with independent parties.

Capital Stock Transactions	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Capital Stock Transactions

Note 5 – Capital Stock Transactions:

Since inception the Company has issued a total of 500,000 shares of common stock for services and expenses for a value equivalent to $500.

In November 2011 the Company issued an additional 169,850 shares of common stock for a cash consideration of $16,985.

In June 2012, the Company issued an additional 12,000 shares of common stock for a cash consideration of $1,200.

Financial Accounting Developments	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Financial Accounting Developments

Note 6 – Financial Accounting Developments:

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued new authoritative guidance to provide a consistent definition of fair value and ensure that fair value measurements and disclosure requirements are similar between GAAP and International Financial Reporting Standards. This guidance changes certain fair value measurement principles and enhances the disclosure requirements for fair value measurements. This guidance is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. The Company does not expect that the adoption of this guidance will have a material impact on its financial statements.

In June 2011, the FASB issued new guidance on the presentation of comprehensive income. The new guidance allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in stockholders’ equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income from that of current accounting guidance. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. Upon adoption, the Company will present its consolidated financial statements under this new guidance. The Company does not expect the adoption of this accounting guidance to have a material impact on its financial statements and related disclosures.

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350), Testing Goodwill for Impairment.” which gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit for the goodwill impairment test. The amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not expect the adoption of this accounting guidance to have a material impact on its financial statements and related disclosures.

In December 2011, the Financial Accounting Standards Board ("FASB") issued authoritative guidance related to balance sheet offsetting. The new guidance requires disclosures about assets and liabilities that are offset or have the potential to be offset. These disclosures are intended to address differences in the asset and liability offsetting requirements under U.S. GAAP and International Financial Reporting Standards. This new guidance will be effective for us for interim and annual reporting periods beginning January 1, 2013, with retrospective application required. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations or financial position.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.